Note 38 - Insurance and reinsurance contracts income and expenses (Tables)	6 Months Ended
Jun. 30, 2018
Insurance and Reinsurance Contracts Income and Expenses
Other Operating Income and Expenses on Insurance and reinsurance contracts
Other operating income and expense on insurance and reinsurance contracts (Millions of euros)
	June 2018	June 2017
Income on insurance and reinsurance contracts	1,609	1,863
Expenses on insurance and reinsurance contracts	(1,093)	(1,295)
Total	516	568